CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenue:
Total revenues	¥ 55,617,933	$ 7,833,622	¥ 49,268,561	¥ 36,136,423
Cost of sales:
Total cost of sales	(52,566,137)	(7,403,785)	(44,124,568)	(29,314,990)
Gross profit	3,051,796	429,837	5,143,993	6,821,433
Operating expenses:
Research and development	(13,431,399)	(1,891,773)	(10,836,261)	(4,591,852)
Selling, general and administrative	(12,884,556)	(1,814,752)	(10,537,119)	(6,878,132)
Other operating income	608,975	85,772	588,728	152,248
Total operating expenses	(25,706,980)	(3,620,753)	(20,784,652)	(11,317,736)
Loss from operations	(22,655,184)	(3,190,916)	(15,640,659)	(4,496,303)
Interest and investment income	2,210,018	311,275	1,358,719	911,833
Interest expenses	(403,530)	(56,836)	(333,216)	(637,410)
Gain on extinguishment of debt	170,193	23,971	138,332
Share of income of equity investees	64,394	9,070	377,775	62,510
Other income/(loss), net	155,191	21,858	(282,952)	184,686
Loss before income tax expense	(20,458,918)	(2,881,578)	(14,382,001)	(3,974,684)
Income tax expense	(260,835)	(36,738)	(55,103)	(42,265)
Net loss	(20,719,753)	(2,918,316)	(14,437,104)	(4,016,949)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(42,700)	(279,355)	(6,586,579)
Net loss attributable to non-controlling interests	(124,051)	(17,472)	157,014	31,219
Net loss attributable to ordinary shareholders of NIO Inc.	(21,146,967)	(2,978,488)	(14,559,445)	(10,572,309)
Net loss	(20,719,753)	(2,918,316)	(14,437,104)	(4,016,949)
Other comprehensive income/(loss)
Change in unrealized gains/(losses) related to available-for-sale debt securities, net of tax	(770,560)	(108,531)	746,336	24,224
Foreign currency translation adjustment, net of nil tax	11,514	1,622	717,274	(230,345)
Total other comprehensive (loss)/income	(759,046)	(106,909)	1,463,610	(206,121)
Total comprehensive loss	(21,478,799)	(3,025,225)	(12,973,494)	(4,223,070)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(42,700)	(279,355)	(6,586,579)
Net loss/(profit) attributable to non-controlling interests	(124,051)	(17,472)	157,014	31,219
Other comprehensive (income)/loss attributable to non-controlling interests	156,026	21,976	(151,299)	(4,727)
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (21,749,987)	$ (3,063,421)	¥ (13,247,134)	¥ (10,783,157)
Weighted average number of ordinary shares used in computing net loss per share
Weighted average number of ordinary shares, basic	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Weighted average number of ordinary shares, diluted	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Net loss per share attributable to ordinary shareholders
Net loss per share, basic | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)
Net loss per share, diluted | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)
Weighted average number of ADS used in computing net loss per ADS
Weighted average number of ADS, basic	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Weighted average number of ADS, diluted	1,700,203,886	1,700,203,886	1,636,999,280	1,572,702,112
Net loss per ADS attributable to ordinary shareholders
Net loss per ADS, basic | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)
Net loss per ADS, diluted | (per share)	¥ (12.44)	$ (1.75)	¥ (8.89)	¥ (6.72)
Vehicle sales
Revenue:
Total revenues	¥ 49,257,270	$ 6,937,741	¥ 45,506,581	¥ 33,169,740
Cost of sales:
Total cost of sales	(44,587,572)	(6,280,028)	(39,271,801)	(26,516,643)
Other sales
Revenue:
Total revenues	6,360,663	895,881	3,761,980	2,966,683
Cost of sales:
Total cost of sales	¥ (7,978,565)	$ (1,123,757)	¥ (4,852,767)	¥ (2,798,347)